Consolidated statements of cash flows: (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Oct. 19, 2017
Disclosure Of Consolidated Statements Of Cash Flows [Line Items]
Accounts payable	$ 340,288
Bank loans (Note 11)	173,471	$ 58,336
Bank loans (Note 11)	10,321,382	4,402,440
Long-term debt (Note 12)	7,149,177
Non-current portion of non-current secured bank loans received	4,460,776	3,678,128
Finance costs	618,831	126,186	$ 97,017
Borrowing costs incurred	295,834
Proceeds from bank loans	8,000,000
Interest paid, classified as financing activities	628,222	106,873	97,017
Interest paid on long term debt	(277,068)
Repayments of borrowings, classified as financing activities	5,339,338
Repayments of bonds, notes and debentures	102,907
Foreign currency translation on bank loan	217,385
Foreign currency translation on long term debt	390,643
Exchange (income) / loss on foreign currency	(240,711)	763,335
Non-current portion of non-current secured bank loans received	10,494,853	$ 4,460,776	$ 3,678,128
Borrowings	7,489,465
Airplan [Member]
Disclosure Of Consolidated Statements Of Cash Flows [Line Items]
Bank loans (Note 11)				$ 3,424,897
Bank loans (Note 11)	3,424,897
Aerostar and Airplan [Member]
Disclosure Of Consolidated Statements Of Cash Flows [Line Items]
Long-term debt (Note 12)	$ 7,182,963